CONDENSED FINANCIAL INFORMATION OF THE CORPORATION (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net income for common shareholders	$ 10,306	$ 10,242	$ 9,611
Adjustments to reconcile net income to net cash provided by operating activities
(Increase) decrease in other assets	(821)	8	(1,243)
Net cash provided by operating activities	13,166	12,162	16,786
Financing activities
Payment to repurchase common stock	(4,408)	(3,097)	(3,722)
Cash dividends paid	(3,594)	(3,685)	(3,800)
Net cash used by financing activities	77,187	60,575	7,893
Decrease in cash	31,931	(25,111)	(14,988)
Cash and cash equivalents at beginning of period	30,297	55,408	70,396
Cash and cash equivalents at end of period	62,228	30,297	55,408
Parent Company [Member]
Operating activities
Net income for common shareholders	10,306	10,242	9,611
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of bank subsidiary	(2,540)	(3,410)	(2,106)
Increase in cash surrender value of life insurance contracts	(72)	(65)	(65)
(Increase) decrease in other assets	59	245	(90)
Increase in payables	288	18	134
Total adjustments	(2,265)	(3,212)	(2,127)
Net cash provided by operating activities	8,041	7,030	7,484
Financing activities
Payment to repurchase common stock	(4,408)	(3,097)	(3,722)
Cash dividends paid	(3,594)	(3,685)	(3,800)
Net cash used by financing activities	(8,002)	(6,782)	(7,522)
Decrease in cash	39	248	(38)
Cash and cash equivalents at beginning of period	271	23	61
Cash and cash equivalents at end of period	$ 310	$ 271	$ 23